Segment information and revenue - Segments and Principal activities (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of operating segments [line items]
Revenue	¥ 4,132,357	¥ 3,312,290	¥ 2,327,846
Cost of revenue	(2,695,706)	(2,068,834)	(1,560,988)
Gross profit	1,436,651	1,243,456	766,858
Research and development expenses	(1,353,018)	(1,173,290)	(956,095)
Selling and marketing expenses	(588,380)	(629,488)	(635,673)
General and administrative expenses	(841,685)	(834,917)	(756,681)
Net impairment losses on financial and contract assets	(72,229)	(134,519)	(45,167)
Other income, gains or loss-net	13,921	58,432	(74,254)
Operating loss	(1,404,740)	(1,470,326)	(1,701,012)
Finance income	28,823	77,237	128,261
Finance costs	(76,637)	(150,363)	(174,831)
Finance costs - net	(47,814)	(73,126)	(46,570)
Share of (losses)/gain of associate and joint venture	9,946	(7,802)	(14,854)
Loss before income tax	(1,442,608)	(1,551,254)	(1,762,436)
ASSETS
Segment Assets	8,368,228	10,031,535	9,214,374
Goodwill	289,161	289,161	289,161
Deferred tax assets	683,218	564,562	423,786	¥ 355,303
Total assets	9,340,607	10,885,258	9,927,321
LIABILITIES
Segment Liabilities	5,495,664	5,579,895	5,373,489
Deferred tax liabilities	9,861	20,080	33,291	¥ 25,111
Total liabilities	5,505,525	5,599,975	5,406,780
Other segment information
Depreciation of property and equipment	135,975	138,531	127,386
Amortization of intangible assets	302,774	282,697	332,470
Additions of non-current assets except for goodwill and deferred income tax assets	¥ 246,047	303,826	714,176
Number of operating segment | segment	1
Virtual Bank Business
Disclosure of operating segments [line items]
Revenue	¥ 34,320	3,177
Cost of revenue	(37,748)	(20,953)
Gross profit	(3,428)	(17,776)
Research and development expenses	(33,192)	(27,395)	(8,530)
Selling and marketing expenses	(38,042)	(18,622)	(7,144)
General and administrative expenses	(99,796)	(106,291)	(87,340)
Net impairment losses on financial and contract assets	(1,250)	(712)
Other income, gains or loss-net	91	7,440	(138)
Operating loss	(175,617)	(163,356)	(103,152)
Finance income			5,742
Finance costs	(310)	(546)
Finance costs - net	(310)	(546)	5,742
Loss before income tax	(175,927)	(163,902)	(97,410)
ASSETS
Segment Assets	2,032,344	1,026,918	554,747
Total assets	2,032,344	1,026,918	554,747
LIABILITIES
Segment Liabilities	1,459,125	511,105	113,830
Total liabilities	1,459,125	511,105	113,830
Other segment information
Depreciation of property and equipment	14,195	8,273	3,374
Amortization of intangible assets	20,356	10,720	799
Additions of non-current assets except for goodwill and deferred income tax assets	44,107	63,997	84,016
Technology Solutions
Disclosure of operating segments [line items]
Revenue	4,098,734	3,353,903	2,385,924
Cost of revenue	(2,658,655)	(2,092,671)	(1,619,066)
Gross profit	1,440,079	1,261,232	766,858
Research and development expenses	(1,319,826)	(1,145,895)	(947,565)
Selling and marketing expenses	(550,338)	(610,866)	(628,529)
General and administrative expenses	(741,889)	(728,626)	(669,341)
Net impairment losses on financial and contract assets	(70,979)	(133,807)	(45,167)
Other income, gains or loss-net	13,830	50,992	(74,116)
Operating loss	(1,229,123)	(1,306,970)	(1,597,860)
Finance income	28,823	77,237	122,519
Finance costs	(76,327)	(149,817)	(174,831)
Finance costs - net	(47,504)	(72,580)	(52,312)
Share of (losses)/gain of associate and joint venture	9,946	(7,802)	(14,854)
Loss before income tax	(1,266,681)	(1,387,352)	(1,665,026)
ASSETS
Segment Assets	7,377,469	9,822,814	9,253,339
Goodwill	289,161	289,161	289,161
Deferred tax assets	683,218	564,562	423,786
Total assets	8,349,848	10,676,537	9,966,286
LIABILITIES
Segment Liabilities	4,097,004	5,129,511	5,320,146
Deferred tax liabilities	9,861	20,080	33,291
Total liabilities	4,106,865	5,149,591	5,353,437
Other segment information
Depreciation of property and equipment	121,780	130,258	124,012
Amortization of intangible assets	282,418	271,977	331,671
Additions of non-current assets except for goodwill and deferred income tax assets	201,940	239,829	630,160
Intersegment Eliminations and adjustments
Disclosure of operating segments [line items]
Revenue	(697)	(44,790)	(58,078)
Cost of revenue	697	44,790	58,078
ASSETS
Segment Assets	(1,041,585)	(818,197)	(593,712)
Total assets	(1,041,585)	(818,197)	(593,712)
LIABILITIES
Segment Liabilities	(60,465)	(60,721)	(60,487)
Total liabilities	¥ (60,465)	¥ (60,721)	¥ (60,487)